Prepaid expenses	9 Months Ended
Sep. 30, 2022
Prepaid expenses
Prepaid expenses

10.Prepaid expenses

Prepaid expenses include prepaid R&D costs, administrative costs and employee social obligations totaling CHF 2.9 million and CHF 3.0 million as of September 30, 2022 and December 31, 2021, respectively.